Inventories	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Note 5 — Inventories

Inventories consisted of the following:

	As of March 31,
	2023	2022

Raw materials	$18,409	$16,971
Finished goods	113,065	40,312
Inventory net	$131,474	$57,283

Slow moving inventories amounting to $nil and $240,312 were written off for the years ended March 31, 2023 and 2022, respectively.